Shareholder Report, Average Annual Return (Details)	12 Months Ended		15 Months Ended	22 Months Ended	23 Months Ended	29 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000238758 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.13%						15.49%
C000238755 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.26%						27.70%
C000238756 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.41%						11.81%
C000237295 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.76%								19.64%
C000237654 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.72%					11.53%
C000242671 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.84%				6.20%
C000241772 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.40%	16.36%
C000248532 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.29%		7.59%
C000240405 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	28.36%			22.49%
C000238757 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%						10.36%
C000242670 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.26%				5.58%
C000237296 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.62%)									5.77%
C000237297 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%							32.30%
Bloomberg US 1000 Dividend Growth Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.53%						15.92%
Bloomberg US 1000 Growth Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.50%						27.95%
Bloomberg US 1000 Value Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.60%						12.02%
Bloomberg 500 Index/Solactive GBS United States 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.85%								19.72%
Bloomberg Emerging Markets Ex-China Large & Mid-Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.53%					12.93%
Bloomberg US Treasury Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.77%				5.10%
Bloomberg Developed Markets Ex US Large & Mid Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.99%	18.06%
Bloomberg US 400 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.43%		7.88%
Bloomberg FAANG 2.0 Select Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.08%			23.16%
Bloomberg US 600 Index/Bloomberg US 2000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.69%						10.55%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%				4.85%
Bloomberg US Energy Select Index/Solactive United States Energy Regulated Capped Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.30%)									6.16%
Bloomberg US Listed Semiconductors Select Index/Solactive United States Semiconductors 30 Capped Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.86%							32.92%
Bloomberg US 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.45%		17.49%	20.44%			22.69%	21.24%		16.36%
Bloomberg 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.85%								19.70%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%				4.85%